JOHCM FUNDS TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	1.1%
Asset Management	0.0%
CC Neuberger Principal Holdings III(a)		104	$1,050
Specialty Finance	1.1%
Annaly Capital Management, Inc.		3,000	63,240
TOTAL COMMON STOCKS (Cost $63,436)			64,290

	Percentage of Net Assets	Principal Amount	Value
CONVERTIBLE BONDS	18.0%
Biotechnology & Pharmaceuticals	2.0%
Bridgebio Pharma, Inc. 2.25%, 02/01/29		$50,000	18,594
Innoviva, Inc. 2.50%, 08/15/25		100,000	101,850
			120,444
Cable & Satellite	7.2%
Liberty Broadband Corp.,
1.25%, 09/30/50(b)		100,000	96,500
2.75%, 09/30/50(b)		150,000	146,093
Liberty Latin America Ltd. 2.00%, 07/15/24		220,000	195,250
			437,843
Internet Media & Services	2.4%
Spotify U.S.A., Inc. 0.00%, 03/15/26		180,000	144,900
Leisure Facilities & Services	1.5%
Carnival Corp. 5.75%, 12/01/27(b)		100,000	89,300
Software	4.9%
1Life Healthcare, Inc. 3.00%, 06/15/25		100,000	96,400
Envestnet, Inc. 0.75%, 08/15/25		100,000	90,250
Splunk, Inc. 1.13%, 06/15/27		130,000	109,694
			296,344
TOTAL CONVERTIBLE BONDS (Cost $1,196,635)			1,088,831

	Percentage of Net Assets	Shares	Value
CONVERTIBLE PREFERRED STOCKS	1.0%
Telecommunications	1.0%
2020 Cash Mandatory Exchangeable Trust(a)(b)		50	57,201
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $50,340)			57,201

JOHCM FUNDS TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	58.5%
Advertising & Marketing	3.2%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/28(b)		$250,000	$190,588
Aerospace & Defense	1.5%
Hexcel Corp. 4.20%, 02/15/27		100,000	93,063
Apparel & Textile Products	1.5%
Kontoor Brands, Inc. 4.13%, 11/15/29(b)		108,000	88,140
Asset Management	2.4%
Charles Schwab Corp. (The) (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%) 5.38%, 06/01/25(c)		150,000	146,700
Banking	1.5%
JPMorgan Chase & Co. (Variable, U.S. SOFR + 2.75%) 4.00%, 04/01/25(d)		105,000	89,906
Biotechnology & Pharmaceuticals	1.6%
AbbVie, Inc. 3.60%, 05/14/25		100,000	96,992
Cable & Satellite	0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.38%, 06/01/29(b)		50,000	45,027
Commercial Support Services	2.0%
TriNet Group, Inc. 3.50%, 03/01/29(b)		150,000	123,330
Consumer Services	1.6%
Graham Holdings Co. 5.75%, 06/01/26(b)		100,000	98,260
Containers & Packaging	1.2%
Berry Global, Inc. 4.88%, 07/15/26(b)		75,000	72,103
Electrical Equipment	4.2%
WESCO Distribution, Inc. 7.25%, 06/15/28(b)		250,000	253,244
Entertainment Content	1.0%
Activision Blizzard, Inc. 2.50%, 09/15/50		100,000	61,897
Health Care Facilities & Services	3.7%
CVS Health Corp. 5.05%, 03/25/48		100,000	90,209
Elevance Health, Inc. 2.88%, 09/15/29		100,000	88,092
IQVIA, Inc. 5.00%, 10/15/26(b)		50,000	47,734
			226,035

JOHCM FUNDS TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Internet Media & Services	13.3%
Netflix, Inc. 6.38%, 05/15/29		$260,000	$267,615
TripAdvisor, Inc. 7.00%, 07/15/25(b)		300,000	296,410
Uber Technologies, Inc.,
8.00%, 11/01/26(b)		150,000	150,516
4.50%, 08/15/29(b)		100,000	87,126
			801,667
Leisure Products	2.4%
Mattel, Inc. 5.88%, 12/15/27(b)		150,000	147,006
Machinery	0.7%
Flowserve Corp. 3.50%, 10/01/30		50,000	41,709
Medical Equipment & Devices	1.3%
DH Europe Finance II S.a.r.l. 3.40%, 11/15/49		100,000	76,071
Real Estate Investment Trusts	6.0%
American Tower Corp. 3.80%, 08/15/29		100,000	90,960
Digital Realty Trust L.P. 3.70%, 08/15/27		100,000	92,973
SBA Communications Corp. 3.13%, 02/01/29		30,000	24,945
VICI Properties L.P./VICI Note Co., Inc. 5.75%, 02/01/27(b)		160,000	155,958
			364,836
Semiconductors	2.7%
Broadcom, Inc. 3.14%, 11/15/35(b)		80,000	59,092
Micron Technology, Inc. 6.75%, 11/01/29		100,000	101,926
			161,018
Software	3.1%
SS&C Technologies, Inc. 5.50%, 09/30/27(b)		200,000	187,706
Technology Services	2.9%
MSCI, Inc. 4.00%, 11/15/29(b)		200,000	174,207
TOTAL CORPORATE BONDS (Cost $3,879,386)			3,539,505

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	2.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF		750	79,072
iShares iBoxx High Yield Corporate Bond ETF		750	55,223
TOTAL EXCHANGE TRADED FUNDS (Cost $136,508)			134,295

JOHCM FUNDS TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	4.3%
Beverages	1.6%
Bacardi Ltd. 4.70%, 05/15/28(b)		$100,000	$95,610
Oil & Gas Producers	1.6%
BP Capital Markets PLC (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.04%) 4.38%, 06/22/25(c)		100,000	95,500
Transportation & Logistics	1.1%
Canadian Pacific Railway Co. 3.10%, 12/02/51		100,000	67,664
TOTAL FOREIGN ISSUER BONDS (Cost $290,305)			258,774

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	0.6%
Institutional Financial Services	0.6%
Morgan Stanley (Variable, ICE LIBOR USD 3M + 3.49%) 5.85%(d)		1,679	38,634
PREFERRED STOCKS (Cost $47,345)			38,634

	Percentage of Net Assets	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS	5.8%
U.S. Treasury Bonds, 2.25%, 02/15/52		100,000	70,219
U.S. Treasury Notes, 3.00%, 06/30/24		200,000	195,281
U.S. Treasury Bonds, 3.00%, 08/15/52		100,000	83,156
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $373,734)			348,656

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	8.0%
Northern Institutional Treasury Portfolio (Premier Class), 3.75%(e)		485,027	485,027
TOTAL SHORT-TERM INVESTMENTS (Cost $485,027)			485,027
TOTAL INVESTMENTS (Cost $6,522,716)	99.5%		6,015,213
NET OTHER ASSETS (LIABILITIES)	0.5%		31,419
NET ASSETS	100.0%		$6,046,632

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Floating rate security. The rate presented is the rate in effect at December 31, 2022, and the related index and spread are shown parenthetically for each security.
(d)Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2022.
(e)7-day current yield as of December 31, 2022 is disclosed.

JOHCM FUNDS TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

At December 31, 2022 the JOHCM Credit Income Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
BBB and above	36.1%
BB	26.2
B	12.7
NR	12.4

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.6%
Brazil	6.4%
Ambev S.A. - ADR(a)		6,693,445	$18,206,171
Arcos Dorados Holdings, Inc. - Class A		509,909	4,262,839
Petroleo Brasileiro S.A. - ADR		1,126,368	11,995,819
Suzano S.A. - ADR		1,480,040	13,675,570
			48,140,399
Canada	2.9%
Barrick Gold Corp.		1,273,582	21,880,139
China	28.3%
Anhui Conch Cement Co. Ltd. - Class H		6,763,054	23,565,662
China Oilfield Services Ltd.		10,356,000	12,587,196
China Resources Land Ltd.		4,550,038	20,699,799
ENN Energy Holdings Ltd.		1,422,529	19,869,957
Proya Cosmetics Co. Ltd. - Class A		831,459	20,100,973
Tencent Holdings Ltd.		1,318,540	55,906,576
TravelSky Technology Ltd.		4,287,000	9,009,795
Trip.com Group Ltd.(a)		531,216	18,321,424
Tsingtao Brewery Co. Ltd. - Class H		2,263,341	22,287,349
Xinyi Energy Holdings Ltd.		3,002,948	992,783
Xinyi Solar Holdings Ltd.		9,880,959	10,872,473
			214,213,987
Hong Kong	4.5%
Hong Kong Exchanges & Clearing Ltd.		795,754	34,193,753
India	17.4%
Container Corp. of India Ltd.		1,026,163	9,149,377
HDFC Bank Ltd. - ADR		440,275	30,119,213
ICICI Bank Ltd. - ADR		362,142	7,927,288
Larsen & Toubro Ltd.		961,077	24,156,028
Mahindra & Mahindra Ltd.		1,641,044	24,705,488
Reliance Industries Ltd.		239,958	7,366,858
State Bank of India		3,870,641	28,623,320
			132,047,572
Indonesia	5.6%
Astra International Tbk PT		17,691,700	6,474,274
Bank Mandiri Persero Tbk PT		20,010,954	12,760,878
Bank Rakyat Indonesia Persero Tbk PT		39,840,474	12,631,433
Mitra Adiperkasa Tbk PT(a)		116,550,865	10,809,419
			42,676,004
Jersey	0.4%
Centamin PLC		2,098,970	2,868,295
Mexico	8.5%
Becle S.A.B. de C.V.		3,634,833	7,903,311
Bolsa Mexicana de Valores S.A.B. de C.V.		2,624,285	5,066,359
Cemex S.A.B. de C.V. - ADR(a)		4,210,510	17,052,565

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Grupo Financiero Banorte S.A.B. de C.V., Series O		2,527,799	$18,149,199
Megacable Holdings S.A.B. de C.V.		1,527,268	4,058,294
Wal-Mart de Mexico S.A.B. de C.V.		3,544,970	12,477,843
			64,707,571
Russia	0.0%
Gazprom PJSC - ADR(a)**		306,786	—
Globaltrans Investment PLC - REG - GDR(a)**		757,185	—
			—
South Africa	4.2%
FirstRand Ltd.		5,498,485	19,976,482
Mr Price Group Ltd.		1,301,979	12,072,904
			32,049,386
South Korea	6.3%
Kangwon Land, Inc.(a)		471,084	8,668,550
Samsung Electronics Co. Ltd.		735,645	32,289,845
SK Square Co. Ltd.(a)		247,473	6,587,365
			47,545,760
Taiwan	6.5%
President Chain Store Corp.		337,144	2,980,913
Taiwan Cement Corp.		5,714,253	6,246,637
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		278,020	20,709,710
Tong Yang Industry Co. Ltd.		3,477,683	4,854,017
Yuanta Financial Holding Co. Ltd.		20,042,490	14,124,560
			48,915,837
United Arab Emirates	3.6%
Emaar Properties PJSC		14,305,871	22,759,644
Fertiglobe PLC		3,943,815	4,533,224
			27,292,868
TOTAL COMMON STOCKS (Cost $708,210,867)			716,531,571
PREFERRED STOCKS	3.8%
Brazil	3.8%
Azul S.A. - ADR(a)		888,152	5,426,609
Banco Bradesco S.A. - ADR(a)		2,595,994	7,476,463
Itau Unibanco Holding S.A. - ADR(a)		3,298,362	15,535,285
			28,438,357
TOTAL PREFERRED STOCKS (Cost $40,953,774)			28,438,357
TOTAL INVESTMENTS (Cost $749,164,641)	98.4%		744,969,928
NET OTHER ASSETS (LIABILITIES)	1.6%		12,066,748
NET ASSETS	100.0%		$757,036,676

(a)Non-income producing security.
**Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At December 31, 2022 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	7.9%
Consumer Discretionary	11.9
Consumer Staples	11.1
Energy	4.2
Financials	27.3
Industrials	5.1
Information Technology	10.5
Materials	11.9
Real Estate	5.7
Utilities	2.8
Total	98.4%

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	89.6%
Austria	0.7%
AT&S Austria Technologie & Systemtechnik A.G.		7,809	$267,844
Brazil	7.5%
Arcos Dorados Holdings, Inc. - Class A		63,042	527,031
Cia Brasileira de Aluminio		166,600	359,225
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes		49,300	122,530
Locaweb Servicos de Internet S.A.(a)(b)		193,500	257,541
Lojas Renner S.A.(b)		42,400	164,336
Oncoclinicas do Brasil Servicos Medicos S.A.(b)		203,400	231,279
Pet Center Comercio e Participacoes S.A.		196,500	231,831
Petro Rio S.A.(b)		13,900	97,908
Santos Brasil Participacoes S.A.		207,100	306,296
Sinqia S.A.(b)		35,600	101,234
StoneCo. Ltd. - Class A(b)		18,928	178,680
TOTVS S.A.(b)		35,100	183,017
Tres Tentos Agroindustrial S.A.		51,500	90,983
YDUQS Participacoes S.A.		45,000	86,211
			2,938,102
Canada	1.8%
Capstone Copper Corp.(b)		102,943	375,582
Dundee Precious Metals, Inc.		19,977	96,049
Parex Resources, Inc.		14,941	222,350
			693,981
Chile	2.8%
Cia Cervecerias Unidas S.A. - ADR		35,518	465,996
Enel Chile S.A.		9,381,489	431,522
Itau CorpBanca Chile S.A.		93,919,387	207,157
			1,104,675
China	11.1%
Airtac International Group		12,000	362,298
BOE Varitronix Ltd.		189,000	357,305
CIMC Enric Holdings Ltd.		110,000	110,722
Greentown Service Group Co. Ltd.		415,933	274,222
Health & Happiness H&H International Holdings Ltd.		163,500	347,103
New Horizon Health Ltd.(a)(b)		72,000	161,630
Proya Cosmetics Co. Ltd. - Class A		14,900	360,216
Shanghai Huace Navigation Technology Ltd. - Class A		71,180	285,717
Shangri-La Asia Ltd.(b)		452,000	368,802
Tongcheng Travel Holdings Ltd.(b)		178,800	427,074
Uni-President China Holdings Ltd.		626,000	624,837
Xinyi Glass Holdings Ltd.		162,000	299,307
Xtep International Holdings Ltd.		249,500	276,127
ZhongAn Online P&C Insurance Co. Ltd. - Class H(a)(b)		40,400	110,028
			4,365,388

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Germany	2.1%
AIXTRON S.E.		14,196	$408,465
Krones A.G.		3,697	413,115
			821,580
Greece	1.4%
Mytilineos S.A.		24,834	539,535
Hong Kong	3.8%
China Overseas Grand Oceans Group Ltd.		851,000	366,473
Man Wah Holdings Ltd.		362,400	358,601
Melco International Development Ltd.(b)		338,000	365,115
PAX Global Technology Ltd.		460,000	395,947
			1,486,136
Hungary	0.7%
Richter Gedeon Nyrt		13,247	294,157
India	13.3%
Aster DM Healthcare Ltd.(a)(b)		117,813	328,685
Bata India Ltd.		5,886	117,175
CreditAccess Grameen Ltd.(b)		22,996	254,131
Genus Power Infrastructures Ltd.		283,210	288,227
Ipca Laboratories Ltd.		19,716	200,728
KPIT Technologies Ltd.		79,874	678,396
Lemon Tree Hotels Ltd.(a)(b)		238,034	246,162
Narayana Hrudayalaya Ltd.		59,525	547,070
Phoenix Mills (The) Ltd.		31,196	535,773
PNC Infratech Ltd.		82,676	287,528
PVR Ltd.(b)		22,752	472,522
Shriram Transport Finance Co. Ltd.		19,058	316,368
Varun Beverages Ltd.		58,805	938,456
			5,211,221
Indonesia	3.0%
Kalbe Farma Tbk PT		2,854,600	383,220
Merdeka Copper Gold Tbk PT(b)		1,276,300	337,190
Vale Indonesia Tbk PT(b)		959,800	436,604
			1,157,014
Jersey	1.5%
WNS Holdings Ltd. - ADR(b)		7,412	592,886
Mexico	1.6%
Banco del Bajio S.A.(a)		25,500	80,544
Corp. Inmobiliaria Vesta S.A.B. de C.V.		151,800	362,313
Genomma Lab Internacional S.A.B. de C.V. - Series B		222,700	193,598
			636,455
Netherlands	0.9%
AMG Advanced Metallurgical Group N.V.		7,481	276,513
SBM Offshore N.V.		4,644	73,063
			349,576

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
New Zealand	1.0%
a2 Milk (The) Co. Ltd.(b)		83,794	$391,217
Philippines	1.8%
Metropolitan Bank & Trust Co.		467,230	453,703
Wilcon Depot, Inc.		458,900	243,275
			696,978
Poland	2.4%
Bank Polska Kasa Opieki S.A.		25,771	512,676
KGHM Polska Miedz S.A.		8,561	249,019
Polski Koncern Naftowy ORLEN S.A.		12,376	181,820
			943,515
Russia	0.0%
Ozon Holdings PLC - ADR(b)**		7,516	—
Saudi Arabia	1.3%
Etihad Etisalat Co.		33,227	307,143
National Medical Care Co.		10,911	214,025
			521,168
Singapore	1.0%
Yangzijiang Shipbuilding Holdings Ltd.		393,300	399,516
South Africa	1.0%
AngloGold Ashanti Ltd. - ADR		20,396	396,090
South Korea	8.4%
BH Co. Ltd.		9,648	171,878
Cheil Worldwide, Inc.		19,797	361,596
CJ CheilJedang Corp.		740	222,600
Dentium Co. Ltd.		3,359	266,464
Ecopro BM Co. Ltd.		3,880	283,842
Han Kuk Carbon Co. Ltd.		34,984	305,617
Hansol Chemical Co. Ltd.		1,356	199,711
Hyundai Mipo Dockyard Co. Ltd.		6,704	448,901
Meritz Fire & Marine Insurance Co. Ltd.		5,028	199,066
Park Systems Corp.		2,987	270,657
PSK, Inc.(b)		12,065	148,573
SL Corp.		8,253	150,943
Youngone Corp.		7,028	262,307
			3,292,155
Taiwan	14.3%
Alchip Technologies Ltd.		20,993	533,228
Arcadyan Technology Corp.		113,000	350,814
ASPEED Technology, Inc.		6,750	368,474
Bafang Yunji International Co. Ltd.		28,000	206,290
Chailease Holding Co. Ltd.		35,172	247,793
E Ink Holdings, Inc.		106,000	555,092
Elite Material Co. Ltd.		59,000	326,704
Fulgent Sun International Holding Co. Ltd.		78,000	384,486

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Global Unichip Corp.		17,000	$351,518
Hu Lane Associate, Inc.		93,000	435,677
Ingentec Corp.		50,460	233,348
Kaori Heat Treatment Co Ltd.		79,000	481,723
momo.com, Inc.		15,000	312,149
Sino-American Silicon Products, Inc.		30,000	135,747
Voltronic Power Technology Corp.		13,450	674,810
			5,597,853
Thailand	4.7%
Central Plaza Hotel PCL - REG(b)		278,500	404,060
Fabrinet(b)		1,413	181,175
JMT Network Services PCL - REG		165,600	329,909
Land & Houses PCL - REG		1,449,700	414,380
Major Cineplex Group PCL		465,200	244,426
TOA Paint Thailand PCL - REG		267,600	260,762
			1,834,712
Turkey	1.5%
Logo Yazilim Sanayi Ve Ticaret A.S.		69,090	258,558
Turkiye Petrol Rafinerileri A.S.(b)		11,162	316,338
			574,896
TOTAL COMMON STOCKS (Cost $34,528,023)			35,106,650
EXCHANGE TRADED FUNDS	0.9%
iShares MSCI India Small-Cap ETF(b)		6,811	352,537
TOTAL EXCHANGE TRADED FUNDS (Cost $369,564)			352,537
EQUITY-LINKED SECURITIES	5.1%
India	5.1%
Cochin Shipyard Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 4/16/24(b)		34,648	223,578
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27(b)		249,951	419,052
Phoenix Mills (The) Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 11/15/23(b)		3,974	68,251
Piesat Information Technology Co. Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27(b)		25,761	316,396
PNC Infratech Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 12/15/27(b)		28,460	98,977
Shriram Transport Finance Co. Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/30/24(b)		6,310	104,748
VA Tech Wabag Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 7/30/26(b)		31,588	125,000
Varun Beverages Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 12/31/26(b)		11,107	177,254

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/30/25(a)(b)		26,656	$257,206
Yes Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 12/13/27(b)		732,415	182,212
			1,972,674
TOTAL EQUITY-LINKED SECURITIES (Cost $1,963,853)			1,972,674
PREFERRED STOCKS	0.6%
Brazil	0.6%
Gerdau S.A. - ADR, 23.87%(c)		42,561	235,788
TOTAL PREFERRED STOCKS (Cost $192,279)			235,788
TOTAL INVESTMENTS (Cost $37,053,719)	96.2%		37,667,649
NET OTHER ASSETS (LIABILITIES)	3.8%		1,499,094
NET ASSETS	100.0%		$39,166,743

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Non-income producing security.
(c)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.
**Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At December 31, 2022 the industry sectors for the JOHCM Emerging Markets Discovery Fund were:
Sector Allocation	% of Net Assets
Communication Services	3.5%
Consumer Discretionary	14.5
Consumer Staples	9.3
Energy	2.3
Financials	9.6
Health Care	7.2
Industrials	13.3
Information Technology	20.3
Materials	9.6
Real Estate	5.2
Utilities	1.4
Total	96.2%

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	60.6%
Asset Management	1.0%
GQG Partners, Inc. - CDI		141,850	$135,330
Julius Baer Group Ltd.		5,643	328,429
			463,759
Banking	3.4%
Citizens Financial Group, Inc.		7,558	297,558
FinecoBank Banca Fineco S.p.A.		22,691	376,810
JPMorgan Chase & Co.		2,484	333,104
Truist Financial Corp.		14,951	643,342
			1,650,814
Beverages	1.4%
Coca-Cola Europacific Partners PLC		4,982	275,604
Coca-Cola Femsa S.A.B. de C.V. - ADR		5,808	394,247
			669,851
Biotechnology & Pharmaceuticals	5.4%
AstraZeneca PLC		4,725	639,384
Novartis A.G. - REG		9,169	829,771
Pfizer, Inc.		5,531	283,409
Roche Holding A.G. - ADR		8,876	347,495
Sanofi		5,344	515,304
			2,615,363
Cable & Satellite	0.4%
NOS SGPS S.A.		44,296	179,206
Chemicals	4.0%
Air Products and Chemicals, Inc.		1,776	547,470
International Flavors & Fragrances, Inc.		6,447	675,903
Linde PLC		2,284	744,995
			1,968,368
Construction Materials	1.7%
Cie de Saint-Gobain		5,448	266,521
CRH PLC		13,575	540,214
			806,735
Electric Utilities	1.5%
Terna - Rete Elettrica Nazionale		99,688	736,216
Electrical Equipment	0.5%
ABB Ltd. - REG		8,101	246,898
Food	2.4%
Danone S.A.		11,668	614,971
Nestle S.A. - REG		4,731	546,475
			1,161,446
Health Care Facilities & Services	1.3%
Elevance Health, Inc.		1,221	626,336
Home Construction	1.2%
Sekisui House Ltd.		32,000	567,330

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Household Products	1.5%
Unilever PLC		14,557	$734,952
Institutional Financial Services	0.8%
CME Group, Inc.		2,288	384,750
Insurance	1.1%
Allianz S.E. - REG		2,505	534,962
Internet Media & Services	2.8%
Alphabet, Inc. - Class C(a)		6,878	610,285
Naspers Ltd. - Class N		4,634	774,368
			1,384,653
Medical Equipment & Devices	1.5%
Thermo Fisher Scientific, Inc.		1,296	713,694
Metals & Mining	0.5%
Anglo American PLC		6,447	252,464
Oil & Gas Producers	7.1%
Cheniere Energy, Inc.		1,396	209,344
Enbridge, Inc.		9,222	360,434
Equitrans Midstream Corp.		63,254	423,802
Kinder Morgan, Inc.		34,846	630,016
Kinetik Holdings, Inc.		13,563	448,664
New Fortress Energy, Inc.		3,369	142,913
Pembina Pipeline Corp.		15,324	520,156
Williams Cos. (The), Inc.		22,595	743,375
			3,478,704
Real Estate Investment Trusts	7.2%
Crown Castle, Inc.		5,380	729,743
Digital Realty Trust, Inc.		2,328	233,429
Douglas Emmett, Inc.		9,656	151,406
Frasers Logistics & Commercial Trust		649,449	562,316
Mapletree Industrial Trust		341,580	566,027
Suntec Real Estate Investment Trust		514,300	529,760
VICI Properties, Inc.		22,630	733,212
			3,505,893
Real Estate Owners & Developers	0.6%
Hang Lung Properties Ltd.		159,343	310,402
Hongkong Land Holdings Ltd.		79	363
			310,765
Retail - Consumer Staples	1.4%
Dollar Tree, Inc.(a)		4,685	662,646
Semiconductors	4.4%
Advanced Micro Devices, Inc.(a)		5,358	347,038
ASML Holding N.V.		427	232,823
Infineon Technologies A.G.		20,008	608,082
NVIDIA Corp.		1,572	229,732
NXP Semiconductors N.V.		1,509	238,467

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
ON Semiconductor Corp.(a)		3,623	$225,966
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		3,265	243,210
			2,125,318
Software	3.6%
Bill.com Holdings, Inc.(a)		1,975	215,196
Microsoft Corp.		3,331	798,840
Oracle Corp.		9,048	739,584
			1,753,620
Technology Services	1.5%
Visa, Inc. - Class A		3,552	737,964
Telecommunications	2.4%
AT&T, Inc.		33,738	621,117
BT Group PLC		266,556	359,924
Vodafone Group PLC		196,594	199,094
			1,180,135
TOTAL COMMON STOCKS (Cost $27,147,405)			29,452,842

	Percentage of Net Assets	Principal Amount	Value
CONVERTIBLE BONDS	5.7%
Cable & Satellite	3.2%
Liberty Broadband Corp.,
1.25%, 09/30/50(b)		$500,000	482,500
2.75%, 09/30/50(b)		300,000	292,186
Liberty Latin America Ltd. 2.00%, 07/15/24		895,000	794,312
			1,568,998
Internet Media & Services	1.6%
Spotify U.S.A., Inc. 0.00%, 03/15/26		1,000,000	805,000
Leisure Facilities & Services	0.4%
Carnival Corp. 5.75%, 12/01/27(b)		200,000	178,600
Software	0.5%
1Life Healthcare, Inc. 3.00%, 06/15/25		250,000	241,000
TOTAL CONVERTIBLE BONDS (Cost $3,025,305)			2,793,598
CORPORATE BONDS	17.4%
Advertising & Marketing	0.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/28(b)		600,000	457,410
Apparel & Textile Products	0.7%
Kontoor Brands, Inc. 4.13%, 11/15/29(b)		411,000	335,421

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Asset Management	1.1%
Charles Schwab Corp. (The) (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%) 5.38%, 06/01/25(c)		$550,000	$537,900
Cable & Satellite	0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.38%, 06/01/29(b)		250,000	225,136
Commercial Support Services	0.3%
TriNet Group, Inc. 3.50%, 03/01/29(b)		200,000	164,440
Electrical Equipment	1.8%
WESCO Distribution, Inc. 7.25%, 06/15/28(b)		850,000	861,028
Health Care Facilities & Services	0.8%
Elevance Health, Inc. 2.88%, 09/15/29		300,000	264,277
IQVIA, Inc. 5.00%, 10/15/26(b)		150,000	143,202
			407,479
Internet Media & Services	3.8%
Netflix, Inc. 6.38%, 05/15/29		505,000	519,790
TripAdvisor, Inc. 7.00%, 07/15/25(b)		880,000	869,471
Uber Technologies, Inc. 4.50%, 08/15/29(b)		550,000	479,190
			1,868,451
Real Estate Investment Trusts	4.6%
American Tower Corp. 3.65%, 03/15/27		400,000	374,147
Digital Realty Trust L.P.,
3.70%, 08/15/27		300,000	278,919
3.60%, 07/01/29		850,000	761,090
SBA Communications Corp. 3.13%, 02/01/29		175,000	145,511
VICI Properties L.P./VICI Note Co., Inc. 5.75%, 02/01/27(b)		700,000	682,319
			2,241,986
Semiconductors	0.9%
Broadcom, Inc. 3.14%, 11/15/35(b)		280,000	206,822
Micron Technology, Inc. 6.75%, 11/01/29		200,000	203,851
			410,673
Software	0.6%
SS&C Technologies, Inc. 5.50%, 09/30/27(b)		325,000	305,023

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Technology Services	1.4%
MSCI, Inc. 4.00%, 11/15/29(b)		$770,000	$670,697
TOTAL CORPORATE BONDS (Cost $9,328,352)			8,485,644

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	3.2%
iShares Gold Trust(a)		22,432	775,923
SPDR Gold Shares(a)		4,568	774,916
TOTAL EXCHANGE TRADED FUNDS (Cost $1,214,758)			1,550,839

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	7.9%
Beverages	1.9%
JDE Peet's N.V. 0.80%, 09/24/24(b)		1,000,000	913,772
Semiconductors	1.2%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc. 5.00%, 01/15/33		600,000	568,259
Sovereign Government	2.1%
French Republic Government Bond OAT 2.37%, 02/25/24		1,000,000	1,037,024
Telecommunications	2.7%
Bell Telephone Co. of Canada or Bell Canada (The) 4.46%, 04/01/48		700,000	600,095
Rogers Communications, Inc. 3.63%, 12/15/25		750,000	719,151
			1,319,246
TOTAL FOREIGN ISSUER BONDS (Cost $3,893,065)			3,838,301

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	1.6%
Beverages	0.8%
Embotelladora Andina S.A. - Class B 4.62%(d)		171,545	421,004
Technology Hardware	0.8%
Samsung Electronics Co. Ltd. 2.86%(d)		9,326	373,724
PREFERRED STOCKS (Cost $724,616)			794,728
SHORT-TERM INVESTMENTS	5.6%
Northern Institutional Treasury Portfolio (Premier Class), 3.75%(e)		2,705,503	2,705,503
TOTAL SHORT-TERM INVESTMENTS (Cost $2,705,503)			2,705,503
TOTAL INVESTMENTS (Cost $48,039,004)	102.0%		49,621,455
NET OTHER ASSETS (LIABILITIES)	(2.0%)		(990,200)
NET ASSETS	100.0%		$48,631,255

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Floating rate security. The rate presented is the rate in effect at December 31, 2022, and the related index and spread are shown parenthetically for each security.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)7-day current yield as of December 31, 2022 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
CDI – CREST Depository Interest
REG – Registered
At December 31, 2022, the JOHCM Global Income Builder Fund’s investments were concentrated as follows:
Country Allocation	Percentage of Net Assets
United States	59.7%
United Kingdom	5.1
France	5.0
Switzerland	4.7
Canada	4.5
Singapore	3.4
Netherlands	2.8
Ireland	2.6
Germany	2.3
Italy	2.3
Puerto Rico	1.6
South Africa	1.6
China	1.2
Japan	1.2
Chile	0.9
Mexico	0.8
South Korea	0.8
Hong Kong	0.6
Taiwan	0.5
Portugal	0.4
Total	102.0%

JOHCM FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.0%
Australia	2.6%
Fortescue Metals Group Ltd.		408,392	$5,708,158
Brazil	4.4%
B3 S.A. - Brasil Bolsa Balcao		2,192,677	5,478,673
Banco Bradesco S.A. - ADR(a)		1,504,226	4,332,171
			9,810,844
Denmark	4.9%
Novo Nordisk A/S - Class B		42,290	5,743,640
Orsted A/S(b)		56,477	5,105,840
			10,849,480
Indonesia	2.1%
Bank Mandiri Persero Tbk PT		7,476,296	4,767,594
Ireland	4.7%
Accenture PLC - Class A		18,674	4,982,970
Linde PLC		17,139	5,590,399
			10,573,369
Japan	4.4%
Keyence Corp.		12,358	4,797,929
Sony Group Corp.		66,400	5,061,116
			9,859,045
Jersey	2.2%
Aptiv PLC(a)		52,176	4,859,151
Mexico	2.1%
Wal-Mart de Mexico S.A.B. de C.V.		1,314,547	4,627,038
Netherlands	2.5%
CNH Industrial N.V.		347,510	5,581,010
Sweden	2.4%
Boliden AB		144,769	5,437,842
United Kingdom	1.7%
Unilever PLC		76,477	3,861,159
United States	61.0%
AGCO Corp.		40,101	5,561,608
Agilent Technologies, Inc.		34,526	5,166,816
Alphabet, Inc. - Class A(a)		56,714	5,003,876
ANSYS, Inc.(a)		21,889	5,288,164
Chart Industries, Inc.(a)		27,139	3,127,227
Danaher Corp.		19,125	5,076,157
Elevance Health, Inc.		9,727	4,989,659
EPAM Systems, Inc.(a)		15,355	5,032,448
Estee Lauder Cos. (The), Inc. - Class A		20,567	5,102,878
Globant S.A.(a)		28,240	4,748,838
Henry Schein, Inc.(a)		67,577	5,397,375
Intercontinental Exchange, Inc.		51,471	5,280,410
Intuit, Inc.		12,647	4,922,465

JOHCM FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Keysight Technologies, Inc.(a)		29,378	$5,025,694
Microsoft Corp.		21,162	5,075,071
Morningstar, Inc.		23,156	5,015,358
Nasdaq, Inc.		86,206	5,288,738
PerkinElmer, Inc.		34,848	4,886,387
Regeneron Pharmaceuticals, Inc.(a)		7,038	5,077,847
Repligen Corp.(a)		27,840	4,713,590
S&P Global, Inc.		14,907	4,992,951
Tenaris S.A. - ADR		158,647	5,578,029
Thermo Fisher Scientific, Inc.		9,398	5,175,385
TPG, Inc.		168,668	4,694,030
United Rentals, Inc.(a)		15,655	5,564,100
UnitedHealth Group, Inc.		9,584	5,081,245
Vertex Pharmaceuticals, Inc.(a)		17,602	5,083,106
			135,949,452
TOTAL COMMON STOCKS (Cost $187,151,099)			211,884,142
TOTAL INVESTMENTS (Cost $187,151,099)	95.0%		211,884,142
NET OTHER ASSETS (LIABILITIES)	5.0%		11,046,663
NET ASSETS	100.0%		$222,930,805

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR – American Depositary Receipt
At December 31, 2022 the industry sectors for the JOHCM Global Select Fund were:
Sector Allocation	% of Net Assets
Communication Services	2.2%
Consumer Discretionary	4.4
Consumer Staples	6.1
Energy	2.5
Financials	17.9
Health Care	25.3
Industrials	8.9
Information Technology	17.9
Materials	7.5
Utilities	2.3
Total	95.0%

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.9%
Canada	5.7%
Alimentation Couche-Tard, Inc.		1,261	$55,413
Cameco Corp.		2,056	46,602
			102,015
Finland	3.8%
Kone OYJ - Class B		526	27,232
Wartsila OYJ Abp		4,966	41,873
			69,105
France	16.9%
Publicis Groupe S.A.		989	63,180
Sanofi		712	68,656
Schneider Electric S.E.		341	47,888
Thales S.A.		526	67,206
TotalEnergies S.E.		918	57,626
			304,556
Germany	12.8%
Continental A.G.		832	49,599
Deutsche Boerse A.G.		354	60,955
Infineon Technologies A.G.		893	27,140
Merck KGaA		284	54,795
Vitesco Technologies Group A.G.(a)		678	39,202
			231,691
Ireland	4.4%
CRH PLC		1,997	79,421
Italy	1.5%
Enel S.p.A.		4,956	26,654
Japan	9.4%
Daifuku Co. Ltd.		936	43,631
KDDI Corp.		906	27,476
Nippon Gas Co. Ltd.		2,345	36,698
Nitori Holdings Co. Ltd.		480	62,718
			170,523
Netherlands	5.5%
Heineken Holding N.V.		818	63,175
SBM Offshore N.V.		2,304	36,248
			99,423
Portugal	3.5%
Galp Energia SGPS S.A.		4,696	63,352
South Korea	2.2%
LG H&H Co. Ltd.		68	39,139
Spain	3.6%
Bankinter S.A.		4,033	27,019
Iberdrola S.A.		3,202	37,379
			64,398
 .

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sweden	5.3%
Sandvik AB		1,991	$35,980
Svenska Handelsbanken AB - Class A		5,908	59,482
			95,462
Switzerland	2.2%
Roche Holding A.G.		126	39,594
United Kingdom	17.4%
B&M European Value Retail S.A.		14,842	73,673
Beazley PLC		4,613	37,727
Compass Group PLC		2,699	62,325
Informa PLC		5,569	41,543
Rio Tinto PLC		437	30,758
Shell PLC		2,446	68,955
			314,981
United States	2.7%
Philip Morris International, Inc.		481	48,682
TOTAL COMMON STOCKS (Cost $1,689,198)			1,748,996
TOTAL INVESTMENTS (Cost $1,689,198)	96.9%		1,748,996
NET OTHER ASSETS (LIABILITIES)	3.1%		56,372
NET ASSETS	100.0%		$1,805,368

(a)Non-income producing security.
At December 31, 2022 the industry sectors for the JOHCM International Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	7.3%
Consumer Discretionary	15.9
Consumer Staples	11.5
Energy	15.1
Financials	10.3
Health Care	9.0
Industrials	14.6
Information Technology	1.5
Materials	6.1
Utilities	5.6
Total	96.9%
 .

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.8%
Australia	2.3%
Fortescue Metals Group Ltd.		9,452,181	$132,114,604
Brazil	2.4%
B3 S.A. - Brasil Bolsa Balcao		54,992,741	137,406,137
Denmark	4.5%
Novo Nordisk A/S - Class B		1,040,302	141,289,201
Orsted A/S(a)		1,323,048	119,611,007
			260,900,208
France	8.9%
Air Liquide S.A.		886,678	125,851,038
L'Oreal S.A.		372,141	133,262,865
Sanofi		1,352,841	130,449,848
Schneider Electric S.E.		858,708	120,592,363
			510,156,114
Germany	4.3%
Deutsche Boerse A.G.		681,400	117,330,403
Merck KGaA		667,093	128,709,192
			246,039,595
Indonesia	2.1%
Bank Rakyat Indonesia Persero Tbk PT		380,237,868	120,554,516
Ireland	6.3%
Accenture PLC - Class A		438,444	116,994,397
ICON PLC(b)		604,009	117,328,748
Linde PLC		392,380	127,900,690
			362,223,835
Japan	14.8%
Advantest Corp.		1,883,547	120,638,534
FANUC Corp.		768,726	115,037,218
Japan Exchange Group, Inc.		8,118,414	117,009,025
Keyence Corp.		322,413	125,175,165
Ono Pharmaceutical Co. Ltd.		4,749,916	111,022,574
ORIX Corp.		8,124,959	130,053,408
Sony Group Corp.		1,674,066	127,600,024
			846,535,948
Jersey	4.6%
Aptiv PLC(b)		1,347,234	125,467,902
Ferguson PLC		1,097,074	137,730,937
			263,198,839
Netherlands	8.7%
CNH Industrial N.V.		8,556,536	137,263,969
Koninklijke Ahold Delhaize N.V.		4,188,799	120,433,364
QIAGEN N.V.(b)		2,538,044	126,572,254
STMicroelectronics N.V.		3,182,779	113,103,441
			497,373,028
 .

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sweden	1.8%
EQT AB		4,919,119	$104,508,060
Switzerland	10.8%
Alcon, Inc.		2,016,426	138,365,069
Cie Financiere Richemont S.A. - Class A - REG		1,002,218	129,947,548
Lonza Group A.G. - REG		243,525	119,540,444
Partners Group Holding A.G.		123,562	109,412,151
Roche Holding A.G.		381,168	119,777,301
			617,042,513
United Kingdom	20.0%
Anglo American PLC		3,054,704	119,621,877
Ashtead Group PLC		2,087,969	118,606,654
AstraZeneca PLC		912,806	123,520,354
B&M European Value Retail S.A.		24,708,128	122,646,207
Compass Group PLC		5,848,009	135,042,429
GSK PLC		7,187,744	124,227,478
Haleon PLC(b)		9,494,483	37,566,027
London Stock Exchange Group PLC		1,392,324	119,630,156
Rio Tinto PLC		1,903,348	133,965,336
Unilever PLC		2,273,287	114,773,362
			1,149,599,880
United States	4.3%
Globant S.A.(b)		651,977	109,636,452
Tenaris S.A.		7,859,417	137,836,215
			247,472,667
TOTAL COMMON STOCKS (Cost $5,360,934,438)			5,495,125,944
PREFERRED STOCKS	4.4%
Brazil	2.2%
Itau Unibanco Holding S.A. - ADR(b)		26,926,106	126,821,959
Germany	2.2%
Sartorius A.G., 0.36%(c)		314,466	124,175,088
TOTAL PREFERRED STOCKS (Cost $272,352,427)			250,997,047
TOTAL INVESTMENTS (Cost $5,633,286,865)	100.2%		5,746,122,991
NET OTHER ASSETS (LIABILITIES)	(0.2%)		(8,691,393)
NET ASSETS	100.0%		$5,737,431,598

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Non-income producing security.
(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
 .

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

At December 31, 2022 the industry sectors for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Consumer Discretionary	11.2%
Consumer Staples	7.1
Energy	2.4
Financials	18.9
Health Care	26.2
Industrials	11.0
Information Technology	10.2
Materials	11.1
Utilities	2.1
Total	100.2%
 .

JOHCM FUNDS TRUST
REGNAN GLOBAL EQUITY IMPACT SOLUTIONS
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
CLOSED-END FUNDS	1.4%
Guernsey	1.4%
Syncona Ltd.(a)		86,877	$190,257
TOTAL CLOSED-END FUNDS (Cost $211,977)			190,257
COMMON STOCKS	91.5%
Austria	0.8%
Lenzing A.G.		1,829	107,065
Belgium	1.4%
Umicore S.A.		4,743	174,447
Brazil	6.3%
Afya Ltd. - Class A(a)		34,536	539,453
YDUQS Participacoes S.A.		148,011	283,560
			823,013
Canada	4.3%
ATS Corp.(a)		17,783	552,796
Denmark	9.2%
Novo Nordisk A/S - Class B		4,964	674,188
Orsted A/S(b)		5,763	521,008
			1,195,196
France	6.6%
Hoffmann Green Cement Technologies S.A.S.(a)		2,379	25,806
Sartorius Stedim Biotech		1,843	598,916
Valeo		13,127	234,551
			859,273
Germany	5.2%
Carl Zeiss Meditec A.G. - Bearer		3,100	389,651
Duerr A.G.		8,510	285,108
			674,759
Indonesia	4.9%
Bank Rakyat Indonesia Persero Tbk PT		1,997,111	633,185
Italy	1.0%
Stevanato Group S.p.A.		7,392	132,834
Japan	3.6%
Horiba Ltd.		10,791	467,820
Netherlands	9.6%
Alfen Beheer B.V.(a)(b)		5,975	540,964
QIAGEN N.V.(a)		13,982	702,883
			1,243,847
Norway	1.9%
TOMRA Systems ASA		14,652	247,124
Spain	2.3%
Befesa S.A.(b)		6,288	303,327
Switzerland	4.1%
Lonza Group A.G. - REG		1,091	535,545
 .

JOHCM FUNDS TRUST
REGNAN GLOBAL EQUITY IMPACT SOLUTIONS
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Kingdom	5.2%
Abcam PLC(a)(c)		1,103	$17,163
Abcam PLC - ADR(a)		33,742	525,025
Autolus Therapeutics PLC - ADR(a)		70,554	134,053
Ilika PLC(a)		13,739	4,009
			680,250
United States	25.1%
Agilent Technologies, Inc.		4,733	708,294
ANSYS, Inc.(a)		2,322	560,972
Ecolab, Inc.		1,994	290,247
Evoqua Water Technologies Corp.(a)		13,120	519,552
PTC, Inc.(a)		4,810	577,392
Xylem, Inc.		5,495	607,582
			3,264,039
TOTAL COMMON STOCKS (Cost $13,079,451)			11,894,520
TOTAL INVESTMENTS (Cost $13,291,428)	92.9%		12,084,777
NET OTHER ASSETS (LIABILITIES)	7.1%		919,064
NET ASSETS	100.0%		$13,003,841

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Security is temporarily restricted for trading due to the pending processing of a corporate action. Security valued pursuant to level 2 other significant observable inputs at December 31, 2022.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At December 31, 2022 the industry sectors for the Regnan Global Equity Impact Solutions were:
Sector Allocation	% of Net Assets
Consumer Discretionary	8.1%
Financials	6.3
Health Care	34.0
Industrials	23.5
Information Technology	12.4
Materials	4.6
Utilities	4.0
Total	92.9%
 .

JOHCM FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.2%
Brazil	5.4%
Ambev S.A.(a)		31,000	$84,728
B3 S.A. - Brasil Bolsa Balcao		36,000	89,951
Banco BTG Pactual S.A.(a)		20,600	93,183
JBS S.A.		8,000	33,426
Localiza Rent a Car S.A.		4,012	39,838
			341,126
Canada	1.3%
Fairfax India Holdings Corp.(a)(b)		6,700	82,276
China	18.2%
Alibaba Group Holding Ltd.(a)		18,000	197,513
Hainan Meilan International Airport Co. Ltd.(a)		27,000	81,740
JD.com, Inc. - Class A		476	13,288
Kingboard Holdings Ltd.		23,000	72,936
Kingsoft Corp. Ltd.		18,000	59,653
NetEase, Inc.		16,000	232,064
Postal Savings Bank of China Co. Ltd. - REG(b)		115,000	71,164
Tencent Holdings Ltd.		7,500	318,003
Zijin Mining Group Co. Ltd. - Class H		71,000	95,423
			1,141,784
Czech Republic, The	1.9%
Colt CZ Group S.E.		5,000	121,973
Egypt	1.2%
Commercial International Bank Egypt S.A.E. - REG - GDR		62,742	74,939
Greece	4.2%
Motor Oil Hellas Corinth Refineries S.A.		5,500	128,099
OPAP S.A.		9,500	134,404
			262,503
Guatemala	1.9%
Millicom International Cellular S.A.(a)		9,350	118,091
Hong Kong	3.0%
Lenovo Group Ltd.		141,000	114,844
Sinotruk Hong Kong Ltd.		52,000	72,237
			187,081
Hungary	2.6%
Richter Gedeon Nyrt		7,500	166,541
India	7.0%
ICICI Bank Ltd. - ADR		9,500	207,955
Reliance Industries Ltd. - GDR(b)		3,800	233,107
			441,062
Indonesia	0.9%
Sarana Menara Nusantara Tbk PT		786,000	55,564
Kazakhstan	1.5%
Kaspi.KZ JSC - REG - GDR		1,300	93,371
 .

JOHCM FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Malaysia	4.1%
Hibiscus Petroleum Bhd.		400,000	$97,480
My EG Services Bhd		808,800	159,764
			257,244
Mexico	3.0%
Becle S.A.B. de C.V.		48,000	104,367
Fibra Uno Administracion S.A. de C.V.		70,500	83,067
			187,434
Philippines	0.8%
Wilcon Depot, Inc.		93,000	49,302
Poland	1.3%
LiveChat Software S.A.		3,300	80,787
South Africa	5.2%
Naspers Ltd. - Class N		1,400	233,948
Sibanye Stillwater Ltd.		34,000	90,142
			324,090
South Korea	13.2%
AfreecaTV Co. Ltd.		900	50,857
Fila Holdings Corp.		4,500	118,718
Hugel, Inc.(a)		500	53,405
LG Chem Ltd.		300	143,259
NICE Information Service Co. Ltd.		6,900	66,900
Samsung Electronics Co. Ltd.		5,800	254,581
Shinhan Financial Group Co. Ltd.		5,000	139,197
			826,917
Taiwan	8.7%
Chailease Holding Co. Ltd.		15,950	112,371
E Ink Holdings, Inc.		14,000	73,314
Taiwan Semiconductor Manufacturing Co. Ltd.		25,000	363,086
			548,771
Thailand	3.1%
Bangkok Bank PCL		25,500	108,852
CP ALL PCL - REG		45,000	88,464
			197,316
Turkey	5.5%
KOC Holding A.S.		24,700	110,813
Sok Marketler Ticaret A.S.(a)		71,700	107,108
Turkiye Sise ve Cam Fabrikalari A.S.		56,200	128,523
			346,444
United Kingdom	1.5%
Georgia Capital PLC(a)		11,000	96,636
United States	3.7%
MercadoLibre, Inc.(a)		100	84,624
 .

JOHCM FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Parade Technologies Ltd.		1,600	$40,092
Yum China Holdings, Inc.		2,000	109,300
			234,016
TOTAL COMMON STOCKS (Cost $7,009,687)			6,235,268
RIGHTS	0.0%
Brazil	0.0%
Localiza Rent a Car S.A.(a)		17	35
TOTAL RIGHTS (Cost $—)			35
TOTAL INVESTMENTS (Cost $7,009,687)	99.2%		6,235,303
NET OTHER ASSETS (LIABILITIES)	0.8%		47,870
NET ASSETS	100.0%		$6,283,173

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At December 31, 2022 the industry sectors for the TSW Emerging Markets Fund were:
Sector Allocation	% of Net Assets
Communication Services	13.3%
Consumer Discretionary	15.0
Consumer Staples	6.7
Energy	7.3
Financials	18.6
Health Care	3.5
Industrials	9.9
Information Technology	18.4
Materials	5.2
Real Estate	1.3
Total	99.2%
 .

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	65.7%
Aerospace & Defense	2.3%
TransDigm, Inc. 8.00%, 12/15/25(a)		$250,000	$253,601
Asset Management	2.2%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.38%, 12/15/25		250,000	242,525
Automotive	1.9%
Clarios Global L.P./Clarios U.S. Finance Co. 6.25%, 05/15/26(a)		224,000	218,877
Cable & Satellite	0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/32(a)		100,000	79,665
Commercial Support Services	0.7%
CoreCivic, Inc. 8.25%, 04/15/26		75,000	76,913
Construction Materials	1.1%
Eco Material Technologies, Inc. 7.88%, 01/31/27(a)		125,000	118,963
Consumer Services	2.2%
Rent-A-Center, Inc. 6.38%, 02/15/29(a)		300,000	242,684
Electrical Equipment	1.3%
WESCO Distribution, Inc. 7.25%, 06/15/28(a)		150,000	151,946
Engineering & Construction	1.6%
Installed Building Products, Inc. 5.75%, 02/01/28(a)		200,000	179,829
Food	1.3%
Post Holdings, Inc. 5.63%, 01/15/28(a)		150,000	141,202
Forestry, Paper & Wood Products	2.2%
Glatfelter Corp. 4.75%, 11/15/29(a)		100,000	60,137
Koppers, Inc. 6.00%, 02/15/25(a)		200,000	190,000
			250,137
Health Care Facilities & Services	1.6%
Akumin, Inc. 7.00%, 11/01/25(a)		250,000	179,039
Home Construction	1.3%
Forestar Group, Inc. 5.00%, 03/01/28(a)		175,000	150,144
 .

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Institutional Financial Services	3.1%
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/29(a)		$175,000	$150,500
StoneX Group, Inc. 8.63%, 06/15/25(a)		200,000	202,000
			352,500
Leisure Facilities & Services	8.7%
Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)		80,000	71,342
Marriott Ownership Resorts, Inc. 4.75%, 01/15/28		250,000	217,695
NCL Corp. Ltd. 5.88%, 03/15/26(a)		200,000	157,510
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/01/26(a)		100,000	88,840
Scientific Games International, Inc. 7.00%, 05/15/28(a)		150,000	143,086
Travel + Leisure Co. 6.60%, 10/01/25		175,000	172,436
VOC Escrow Ltd. 5.00%, 02/15/28(a)		150,000	129,015
			979,924
Leisure Products	2.0%
Vista Outdoor, Inc. 4.50%, 03/15/29(a)		312,000	229,083
Metals & Mining	1.3%
Arconic Corp. 6.00%, 05/15/25(a)		150,000	147,464
Oil & Gas Producers	4.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/25(a)		100,000	99,256
Colgate Energy Partners III LLC 5.88%, 07/01/29(a)		250,000	214,715
Sunoco L.P./Sunoco Finance Corp. 5.88%, 03/15/28		175,000	165,732
			479,703
Retail - Consumer Staples	0.9%
Arko Corp. 5.13%, 11/15/29(a)		125,000	98,150
Retail - Discretionary	6.7%
Bath & Body Works, Inc. 6.69%, 01/15/27		150,000	148,921
BlueLinx Holdings, Inc. 6.00%, 11/15/29(a)		150,000	124,500
Builders FirstSource, Inc. 5.00%, 03/01/30(a)		150,000	132,938
Dillard's, Inc. 7.75%, 07/15/26		175,000	181,965
 .

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Patrick Industries, Inc. 4.75%, 05/01/29(a)		$100,000	$83,000
Sonic Automotive, Inc. 4.63%, 11/15/29(a)		100,000	80,071
			751,395
Specialty Finance	11.8%
Burford Capital Global Finance LLC 6.25%, 04/15/28(a)		200,000	177,722
Credit Acceptance Corp. 6.63%, 03/15/26		100,000	94,764
Enova International, Inc. 8.50%, 09/15/25(a)		200,000	184,960
Fortress Transportation and Infrastructure Investors LLC 6.50%, 10/01/25(a)		114,000	107,183
Freedom Mortgage Corp. 6.63%, 01/15/27(a)		100,000	77,825
ILFC E-Capital Trust I 6.29%, 12/21/65(a)(b)		150,000	88,500
OneMain Finance Corp. 6.13%, 03/15/24		200,000	193,507
PRA Group, Inc. 5.00%, 10/01/29(a)		200,000	165,000
Rithm Capital Corp. 6.25%, 10/15/25(a)		200,000	179,460
World Acceptance Corp. 7.00%, 11/01/26(a)		100,000	56,000
			1,324,921
Steel	1.5%
Cleveland-Cliffs, Inc. 5.88%, 06/01/27		175,000	167,182
Technology Hardware	1.0%
Western Digital Corp. 4.75%, 02/15/26		125,000	117,713
Transportation & Logistics	1.0%
United Airlines, Inc. 4.63%, 04/15/29(a)		126,000	109,708
Wholesale - Consumer Staples	3.0%
Performance Food Group, Inc. 5.50%, 10/15/27(a)		150,000	141,475
United Natural Foods, Inc. 6.75%, 10/15/28(a)		200,000	192,165
			333,640
TOTAL CORPORATE BONDS (Cost $8,263,432)			7,376,908
FOREIGN ISSUER BONDS	11.8%
Aerospace & Defense	1.7%
Rolls-Royce PLC 5.75%, 10/15/27(a)		200,000	190,500
 .

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Automotive	1.7%
Adient Global Holdings Ltd. 4.88%, 08/15/26(a)		$200,000	$186,196
Biotechnology & Pharmaceuticals	1.1%
Bausch Health Cos., Inc. 5.00%, 01/30/28(a)		250,000	119,999
Chemicals	2.0%
Methanex Corp. 5.25%, 12/15/29		250,000	221,799
Metals & Mining	1.7%
First Quantum Minerals Ltd. 6.88%, 10/15/27(a)		200,000	187,645
Telecommunications	2.0%
Sable International Finance Ltd. 5.75%, 09/07/27(a)		250,000	230,625
Transportation & Logistics	1.6%
Stena International S.A. 6.13%, 02/01/25(a)		200,000	186,000
TOTAL FOREIGN ISSUER BONDS (Cost $1,556,164)			1,322,764

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	17.6%
Northern Institutional Treasury Portfolio (Premier Class), 3.75%(c)		1,970,339	1,970,339
TOTAL SHORT-TERM INVESTMENTS (Cost $1,970,339)			1,970,339
TOTAL INVESTMENTS (Cost $11,789,935)	95.1%		10,670,011
NET OTHER ASSETS (LIABILITIES)	4.9%		549,773
NET ASSETS	100.0%		$11,219,784

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 12.95%.
(c)7-day current yield as of December 31, 2022 is disclosed.
At December 31, 2022 the TSW High Yield Bond Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
BAA	2.9%
BA	38.1
B	38.6
CAA	5.1
Cash equivalents	15.3
 .

JOHCM FUNDS TRUST
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	92.6%
Belgium	3.2%
Anheuser-Busch InBev S.A./N.V. - ADR		18,000	$1,080,720
Germany	1.0%
Bayer A.G. - ADR		27,000	347,220
Ireland	2.9%
Willis Towers Watson PLC		4,000	978,320
Japan	3.2%
Nintendo Co. Ltd. - ADR		105,000	1,094,100
United States	82.3%
Activision Blizzard, Inc.		8,000	612,400
Alphabet, Inc. - Class C(a)		8,740	775,500
Applied Materials, Inc.		4,000	389,520
Arch Capital Group Ltd.(a)		12,000	753,360
Bank of America Corp.		20,000	662,400
Berkshire Hathaway, Inc. - Class B(a)		4,800	1,482,720
Charles Schwab (The) Corp.		12,100	1,007,446
Chesapeake Energy Corp.		6,000	566,220
Cigna Corp.		2,709	897,600
Cisco Systems, Inc.		14,000	666,960
CVS Health Corp.		9,200	857,348
Dell Technologies, Inc. - Class C		11,000	442,420
Dollar Tree, Inc.(a)		2,000	282,880
Dominion Energy, Inc.		11,000	674,520
Exelon Corp.		10,000	432,300
FedEx Corp.		3,000	519,600
FleetCor Technologies, Inc.(a)		3,000	551,040
Kinder Morgan, Inc.		61,600	1,113,728
Kraft Heinz (The) Co.		23,100	940,401
Liberty Broadband Corp. - Class C(a)		12,100	922,867
Liberty Media Corp. - Liberty SiriusXM - Class C(a)		19,225	752,274
Lockheed Martin Corp.		1,800	875,682
Lowe's Cos., Inc.		2,000	398,480
McKesson Corp.		2,100	787,752
Merck & Co., Inc.		8,000	887,600
Mosaic (The) Co.		7,000	307,090
Occidental Petroleum Corp.		8,000	503,920
Pfizer, Inc.		24,700	1,265,628
Post Holdings, Inc.(a)		12,500	1,128,250
Progressive (The) Corp.		6,600	856,086
Raytheon Technologies Corp.		11,000	1,110,120
Regeneron Pharmaceuticals, Inc.(a)		1,400	1,010,086
TJX Cos. (The), Inc.		5,000	398,000
Verizon Communications, Inc.		31,125	1,226,325
 .

JOHCM FUNDS TRUST
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Wells Fargo & Co.		19,000	$784,510
Williams Cos. (The), Inc.		38,325	1,260,893
			28,103,926
TOTAL COMMON STOCKS (Cost $25,635,390)			31,604,286

SHORT-TERM INVESTMENTS	7.6%
Northern Institutional Treasury Portfolio (Premier Class), 3.75%(b)		2,598,188	2,598,188
TOTAL SHORT-TERM INVESTMENTS (Cost $2,598,188)			2,598,188
TOTAL INVESTMENTS (Cost $28,233,578)	100.2%		34,202,474
NET OTHER ASSETS (LIABILITIES)	(0.2%)		(58,226)
NET ASSETS	100.0%		$34,144,248

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2022 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At December 31, 2022 the industry sectors (excluding short-term investments) for the TSW Large Cap Value Fund were:
Sector Allocation	% of Net Assets
Communication Services	15.8%
Consumer Discretionary	3.2
Consumer Staples	9.2
Energy	10.1
Financials	19.1
Health Care	17.7
Industrials	7.3
Information Technology	6.0
Materials	0.9
Utilities	3.3
Total	92.6%
 .